Employee Benefits (Schedule Of Options Outstanding And Options Exercisable Classified By Range Of Exercise Prices) (Details)	12 Months Ended									12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 US Dollar [Member] USD ($)	Dec. 31, 2011 US Dollar [Member] USD ($)	Dec. 31, 2010 US Dollar [Member] USD ($)	Dec. 31, 2009 US Dollar [Member] USD ($)	Dec. 31, 2012 Eurodollar [Member] EUR (€)	Dec. 31, 2011 Eurodollar [Member] EUR (€)	Dec. 31, 2010 Eurodollar [Member] EUR (€)	Dec. 31, 2009 Eurodollar [Member] EUR (€)	Dec. 31, 2012 1.00-10.00 [Member] US Dollar [Member] USD ($)	Dec. 31, 2012 1.00-10.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2012 10.00-15.00 [Member] US Dollar [Member] USD ($)	Dec. 31, 2012 10.00-15.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2012 15.00-20.00 [Member] US Dollar [Member] USD ($)	Dec. 31, 2012 15.00-20.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2012 20.00-25.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2012 20.00-30.00 [Member] US Dollar [Member] USD ($)	Dec. 31, 2012 20.00-30.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2012 30.00-40.00 [Member] US Dollar [Member] USD ($)	Dec. 31, 2012 30.00-40.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2012 1.00-40.00 [Member] US Dollar [Member] USD ($)	Dec. 31, 2012 1.00-30.00 [Member] Eurodollar [Member] EUR (€)
Defined Benefit Plan Disclosure [Line Items]
Range of exercise prices, Lower range (in dollar/euro per share)										$ 1.00	€ 1.00	$ 10.00	€ 10.00	$ 15.00	€ 15.00	€ 20.00	$ 20.00		$ 30.00	€ 20.00	$ 1.00	€ 1.00
Range of exercise prices, Upper range (in dollar/euro per share)										$ 10.00	€ 10.00	$ 15.00	€ 15.00	$ 20.00	€ 20.00	€ 25.00	$ 30.00		$ 40.00	€ 30.00	$ 40.00	€ 30.00
Options outstanding (in shares)		400,400	515,110	686,060	822,900	1,924,688	1,319,957	759,463	927,258	50,000	11,200	66,500	130,500	30,900	378,983	655,614	211,000	748,391	42,000		400,400	1,924,688
Options outstanding, contractual life	7 years									6 years 1 month 17 days	10 months 21 days	3 years 2 months 16 days	3 years 0 months 26 days	4 years 6 months 15 days	3 years 5 months 5 days	6 years	4 years 0 months 29 days		4 years	6 years 10 months 2 days	4 years 2 months 19 days	5 years 7 months 2 days
Options outstanding, Weighted average exercise price (in euro/dollar per share)		$ 20.94	$ 20.83	$ 20.40	$ 19.00	€ 22.22	€ 19.08	€ 15.74	€ 14.89	$ 7.50	€ 7.90	$ 11.94	€ 12.65	$ 18.35	€ 16.27	€ 22.33	$ 24.54	€ 27.01	$ 35.01		$ 20.94	€ 22.22
Options exercisable, Number exercisable (in shares)										18,000	6,000	41,420	127,060	18,500	218,383	0	117,400	15,800	16,800		212,120	367,243
Options exercisable, Weighted average exercise price (in euro/dollar per share)										$ 7.41	€ 7.79	$ 11.84	€ 12.69	$ 17.98	€ 17.00	€ 0.00	$ 25.12	€ 26.50	$ 35.01		$ 21.18	€ 15.77